Tradr 2X Long ACHR Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$17,159,275
TOTAL NET ASSETS — 100.0%	$17,159,275

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Archer Aviation, Inc.	Receive	6.15% (OBFR01* + 250bps)	At Maturity	10/16/2026	$17,418,242	$-	$(5,600,062)
Marex	Archer Aviation, Inc.	Receive	8.15% (OBFR01* + 450bps)	At Maturity	7/10/2026	16,935,419	-	1,688,994
TOTAL EQUITY SWAP CONTRACTS								$(3,911,068)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.